Related Party Transactions - Summary of Related Party Transactions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Purchased power	$ 3,854	$ 3,111
Revenues for transmission services	7,250	6,442
Capital contribution received from OPG	0	3
IESO [Member]
Related Party Transaction [Line Items]
Purchased power	2,506	1,808
Funding received related to CDM programs	26	42
OPG [Member]
Related Party Transaction [Line Items]
Purchased power	6	8
Capital contribution received from OPG	3	0
Costs related to the purchase of services	3	1
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of services and supply of electricity	7	8
OEFC [Member]
Related Party Transaction [Line Items]
Purchased power	1	2
OEB [Member]
Related Party Transaction [Line Items]
OEB fees	9	9
Hydro One Limited [Member]
Related Party Transaction [Line Items]
Return of stated capital	607	748
Dividends paid	1	1
Stock-based compensation costs	10	10
2587264 Ontario Inc. [Member]
Related Party Transaction [Line Items]
Dividends paid	0	2
Preferred shares redeemed	0	486
Amounts Related To Electricity Rebates [Member] | IESO [Member]
Related Party Transaction [Line Items]
Related party transaction amount	1,588	692
Cost Recovery For Services Provided [Member] | Hydro One Limited [Member]
Related Party Transaction [Line Items]
Related party transaction amount	9	14
Transmission [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	1,743	1,654
Transmission [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	1,717	1,636
Electricity, US Regulated [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	242	240
Distribution [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	5,507	4,788
Distribution [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	35	35
Energy Service [Member] | Hydro One Telecom [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	3	3
Energy Service [Member] | Hydro One Telecom [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Purchased power	$ 21	$ 21
Province Of Ontario [Member]
Related Party Transaction [Line Items]
Ownership percentage	47.30%